Summary of significant accounting policies (Details Narrative)	12 Months Ended
Jun. 30, 2025
Associates voting rights, description	Associates are all entities over which the Group has significant influence but not control, usually representing an interest between 20% and less than 50% of the voting rights
Amortization period of intangible assets, Description	Computer software development costs recognized as assets are amortized over their estimated useful lives, which does not exceed 3 years